Income tax and social contribution - Schedule of tax losses available to offset of future taxable profits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major components of tax expense (income) [abstract]
Percentage of taxable profit used to offset loss carryforward	30.00%
Tax loss carryfowards – net	R$ 5,751,867	R$ 1,971,779	R$ 1,829,244
Income tax loss carryforwards (25%)	1,437,967	492,945	457,311
Social contribution on tax loss carryforwards (9%)	R$ 517,668	R$ 177,460	R$ 164,632